Income Taxes (Schedule Of Actual Income Benefit From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed "expected" income tax (benefit) expense									$ 110	$ (144)	$ (70)
State income taxes, net Federal income tax benefit									14	(17)	(8)
Valuation expense									6,337
Other									(24)	1	47
Total income tax (benefit) expense	$ 6,088	$ 282	$ 381	$ (314)	$ (130)	$ 261	$ 162	$ (453)	$ 6,437	$ (160)	$ (31)